Average Annual Total Returns			12 Months Ended	33 Months Ended	44 Months Ended	54 Months Ended	60 Months Ended	67 Months Ended	79 Months Ended
		Apr. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Solactive GBS Global Markets All Cap USD Index TR (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Solactive GBS Global Markets All Cap USD Index TR(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			22.52%	19.79%	12.49%	9.25%	11.01%	14.22%	13.41%
Roundhill Video Games Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Roundhill Video Games Blended Index*(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent	[1]		22.37%				(3.01%)		9.24%
Roundhill Sports Betting & iGaming Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[2]	Roundhill Sports Betting & iGaming Blended Index*(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent	[2]		16.90%				(2.33%)	11.74%
Ball Metaverse Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Ball Metaverse Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			31.69%			5.77%
North American Cannabis Net Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		North American Cannabis Net Total Return Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			14.69%		(22.92%)
Roundhill Video Games ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			22.47%				(3.43%)		8.63%
Performance Inception Date			Jun. 03, 2019
Roundhill Video Games ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			22.39%				(3.53%)		8.49%
Roundhill Video Games ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent			13.53%				(2.52%)		6.95%
Roundhill Sports Betting & iGaming ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			16.02%				(2.84%)	6.99%
Performance Inception Date		Jun. 03, 2020
Roundhill Sports Betting & iGaming ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			14.42%				(3.12%)	6.69%
Roundhill Sports Betting & iGaming ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent			9.93%				(2.17%)	5.47%
Roundhill Ball Metaverse ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			30.69%			5.16%
Performance Inception Date		Jun. 29, 2021
Roundhill Ball Metaverse ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			30.64%			5.13%
Roundhill Ball Metaverse ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent			18.21%			4.00%
Roundhill Cannabis ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			22.64%		(30.46%)
Performance Inception Date		Apr. 19, 2022
Roundhill Cannabis ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			22.64%		(30.46%)
Roundhill Cannabis ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent			13.40%		(20.06%)
Roundhill Magnificent Seven ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			22.96%	44.67%
Performance Inception Date		Apr. 10, 2023
Roundhill Magnificent Seven ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			22.25%	44.10%
Roundhill Magnificent Seven ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent			13.61%	35.95%

[1]	The Roundhill Video Games Blended Index represents the linked performance of two different performance benchmarks – for periods prior to September 26, 2022, the Roundhill BITKRAFT Esports Index and for periods thereafter, the Nasdaq CTA Global Video Games Software IndexTM, the Fund’s index until September 30, 2025.
[2]	The Roundhill Sports Betting & iGaming Blended Index represents the linked performance of two different performance benchmarks – for periods prior to October 2, 2023, the Roundhill Sports Betting & iGaming Index, the Fund’s prior index, and for periods thereafter, the Morningstar® Sports Betting & iGaming Select Index, the Fund’s current index.